Property, plant and equipment and intangible assets	6 Months Ended
Jun. 30, 2021
Property, plant and equipment and intangible assets [abstract]
Property, plant and equipment and intangible assets

6 Property, plant and equipment and intangible assets

(in USD million)	Property, plant and equipment	Intangible assets

Carrying amount at 31 December 2020	65,672	8,148
Additions through business combinations	4	106
Additions	3,429	166
Transfers	1,467	(1,467)
Disposals and reclassifications	45	(12)
Transferred to assets classified as held for sale	(281)	(0)
Expensed exploration expenditures and net impairment losses	-	(89)
Depreciation, amortisation and net impairment losses	(4,890)	(18)
Foreign currency translation effects	(73)	(5)

Carrying amount at 30 June 2021	65,373	6,829

Right-of-use (RoU) assets are included within property, plant and equipment with a net book value of USD 3,618 million per 30 June 2021. Additions to RoU assets amount to USD 167 million. Gross depreciation and impairment of RoU assets amount to USD 636 million in the first half of 2021, of which depreciation costs of USD 158 million have been allocated to exploration and development activities and are presented net on the Depreciation, amortisation and net impairment losses and Additions lines in the table above.

Net impairments/(reversal) of impairments For information on impairment losses and reversals per reporting segment, see note 2 Segments.

Second quarter	Property, plant and equipment		Intangible assets		Total
(in USD million)	2021	2020	2021	2020	2021	2020

Producing and development assets	(390)	263	0	0	(390)	263
Goodwill	-	-	0	0	0	0
Other intangible assets	-	-	1	0	1	0
Acquisition costs related to oil and gas prospects	-	-	113	111	113	111

Total net impairment loss/(reversal) recognised	(390)	263	114	111	(276)	374

First half	Property, plant and equipment		Intangible assets		Total
(in USD million)	2021	2020	2021	2020	2021	2020

Producing and development assets	21	2,379	12	277	33	2,656
Goodwill	-	-	1	1	1	1
Other intangible assets	-	-	1	0	1	0
Acquisition costs related to oil and gas prospects	-	-	117	170	117	170

Total net impairment loss/(reversal) recognised	21	2,379	131	448	152	2,827

The net impairments have been recognised in the Consolidated statement of income as Depreciation, amortisation and net impairment losses and Exploration expenses based on the impaired assets’ nature of property, plant and equipment and intangible assets, respectively.

The recoverable amounts in the second quarter and first half of 2021 were mainly based on value in use.

Value in use estimates and discounted cash flows used to determine the recoverable amount of assets tested for impairment are based on internal forecasts on costs, production profiles and commodity prices.